Commitments and Contingencies	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies		NOTE 4 — COMMITMENTS AND CONTINGENCIES The Company has no material commitments or contingencies that require disclosure under GAAP or the rules and regulations of the SEC as of March 31, 2024.	NOTE 4 — COMMITMENTS AND CONTINGENCIES The Company has no material commitments or contingencies that require disclosure under GAAP or the rules and regulations of the SEC as of September 30, 2024.
Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Units, securities underlying the Unit Purchase Option (“UPO”), and units that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Units) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of IPO requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters had a 45-day option beginning January 4, 2023, to purchase up to an additional 900,000 units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On January 6, 2023, and effective January 9, 2023, the underwriters exercised their over-allotment option in full and purchased an additional 900,000 units at $10.00 per unit.

On January 4, 2023, the Company paid a fixed underwriting discount of $1,500,000 and on January 9, 2023, it paid an additional $112,500 of underwriting discount arising from the sale of the over-allotment units. The underwriters will be entitled to a deferred underwriting commission of $0.35 per Unit, or $2,415,000 in the aggregate. The deferred underwriting commission will be paid to the underwriters from the amounts held in the Trust Account solely if the Company completes a business combination, subject to the terms of the underwriting agreement.

Unit Purchase Option

On December 30, 2022, we sold to the underwriters, for $100, 58,000 Units exercisable, in whole or in part, at $11.50 per unit (or 115% of the Market Value), commencing on the consummation of our initial business combination, and expires five years from the effective date of our IPO. The option and the 58,000 Units, as well as the 58,000 ordinary shares, the warrants to purchase 58,000 ordinary shares that may be issued upon exercise of the option and the rights to purchase 5,800 ordinary shares upon the completion of an initial business combination, have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales in our IPO pursuant to Rule 5110(e)(1) of FINRA’s Rules, during which time the option may not be sold, transferred, assigned, pledged or hypothecated, or be subject of any hedging, short sale, derivative or put or call transaction that would result in the economic disposition of the securities, except as permitted under FINRA Rule 5110(e)(2). The Company determined fair value of the Unit Purchase Option issued to the underwriters and recorded an amount to additional paid-in capital, net of purchased cost, in the balance sheets on the day of the IPO which is the grant date.

Due to HCYC

The target company, HCYC, paid certain operating costs and extension funds on behalf of the Company. As of March 31, 2025 and December 31, 2024, due to HCYC amounted to $141,811 and $0, respectively.

Note 6 - Commitments and Contingencies

Registration Rights

The holders of the Founder Shares, Private Units, securities underlying the Unit Purchase Option (“UPO”), and units that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Units) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of IPO requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a business combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters had a 45-day option beginning January 4, 2023, to purchase up to an additional 900,000 units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On January 6, 2023, and effective January 9, 2023, the underwriters exercised their over-allotment option in full and purchased an additional 900,000 units at $10.00 per unit.

On January 4, 2023, the Company paid a fixed underwriting discount of $1,500,000 and on January 9, 2023, it paid an additional $112,500 of underwriting discount arising from the sale of the over-allotment units. The underwriters will be entitled to a deferred underwriting commission of $0.35 per Unit, or $2,415,000 in the aggregate. The deferred underwriting commission will be paid to the underwriters from the amounts held in the Trust Account solely if the Company completes a business combination, subject to the terms of the underwriting agreement.

Unit Purchase Option

On December 30, 2022, we sold to the underwriters, for $100, 58,000 Units exercisable, in whole or in part, at $11.50 per unit (or 115% of the Market Value), commencing on the consummation of our initial business combination, and expires five years from the effective date of our IPO. The option and the 58,000 Units, as well as the 58,000 ordinary shares, the warrants to purchase 58,000 ordinary shares that may be issued upon exercise of the option and the rights to purchase 5,800 ordinary shares upon the completion of an initial business combination, have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales in our IPO pursuant to Rule 5110(e)(1) of FINRA’s Rules, during which time the option may not be sold, transferred, assigned, pledged or hypothecated, or be subject of any hedging, short sale, derivative or put or call transaction that would result in the economic disposition of the securities, except as permitted under FINRA Rule 5110(e)(2). The Company determined fair value of the Unit Purchase Option issued to the underwriters and recorded an amount to additional paid-in capital, net of purchased cost, in the balance sheets on the day of the IPO which is the grant date.

HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Commitments and Contingencies

NOTE 9 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the six months ended September 30, 2024 and 2023, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.

NOTE 10 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company is a party to various legal actions arising in the ordinary course of business. The Company accrues costs associated with these matters when they become probable and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. For the years ended March 31, 2024 and 2023, the Company did not have any material legal claims or litigation that, individually or in aggregate, could have a material adverse impact on the Company’s consolidated financial position, results of operations and cash flows.